Significant and Critical Accounting Policies and Practices - Schedule of Contingent Share Issuance Arrangements, Stock Options and Warrants (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total contingent share issuance arrangements, stock options and warrants	37,076,334	37,978,334	37,376,334	38,652,334
Convertible Note [Member]
Total contingent share issuance arrangements, stock options and warrants	16,666,667	16,666,667	16,666,667	16,666,667
Common Stock Options [Member]
Total contingent share issuance arrangements, stock options and warrants	3,743,000	4,645,000	4,043,000	5,319,000
Common Stock Warrants [Member]
Total contingent share issuance arrangements, stock options and warrants	16,666,667	16,666,667	16,666,667	16,666,667